Condensed financial information of the Company	12 Months Ended
Dec. 31, 2019
Condensed financial information of the Company
Condensed financial information of the Company

26.         Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$879,070,803 as of December 31, 2019 (2018: US$777,376,696).

Condensed Balance Sheets

	Year ended December 31
	2018	2019
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	93,606,791	28,591,381
Other receivables	665,428	10,928
Other current assets	250,569	77,649
Due from subsidiaries	667,811,964	455,222,231
Due from related parties	348,076	—

Total current assets	762,682,828	483,902,189

Investments in subsidiaries	1,142,335,163	1,338,730,125

TOTAL ASSETS	1,905,017,991	1,822,632,314

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	—	19,900,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	24,090,605	27,612,109
Current portion of long-term bank loan and other debt	397,039,358	423,131,157
Payroll and welfare payables	2,817,136	2,220,113

Total current liabilities	424,862,677	473,778,957

Long term bank loan	3,178,000	100,440,000
Other long-term debt	796,606,833	558,111,718

Total liabilities	1,224,647,510	1,132,330,675

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding- 107,875,468 shares for 2019 (2018: 119,805,636 shares)	16,399	16,410
Treasury shares	(87,639,088)	(113,719,964)
Additional paid-in capital	532,117,479	543,290,577
Retained earnings	235,875,691	260,714,616

Total shareholders’ equity	680,370,481	690,301,639

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,905,017,991	1,822,632,314

Condensed Statements of Comprehensive Income

	Year ended December 31
	2017	2018	2019
	US$	US$	US$
General and administrative expenses	(13,781,596)	(9,877,059)	(9,509,893)

Operating loss	(13,781,596)	(9,877,059)	(9,509,893)
Interest expense	(65,387,198)	(105,990,420)	(107,382,764)
Interest income	3,200,520	1,221,465	1,682,189
Net (loss)/gain on debt extinguishment	(15,879,702)	3,267,457	536,011
Gain on short-term investments	—	—	27,099
Other expenses/(income)	1,114,517	(11,135,488)	(20,106,250)
Equity in profit of subsidiaries, net	154,361,010	195,548,594	203,098,135

Income from operations before income taxes	63,627,551	73,034,549	68,344,527
Income taxes	—	—	—

Net income attributable to common shareholders	63,627,551	73,034,549	68,344,527

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	63,908,624	(59,347,915)	(20,044,827)

Comprehensive income attributable to shareholders	127,536,175	13,686,634	48,299,700

Condensed Statements of Cash Flows

	Year ended December 31
	2017	2018	2019
	US$	US$	US$
Cash flows from operating activities:
Net income	63,627,551	73,034,549	68,344,527
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(154,361,010)	(195,548,594)	(203,098,135)
Stock based compensation expense	4,266,373	3,152,908	3,782,307
Amortization of deferred charges	4,036,412	7,415,821	7,445,276
Loss on extinguishment of debt	15,879,702	(3,267,457)	(536,011)
Other receivables	—	(665,428)	654,500
Other current assets	(2,214)	(203,789)	172,920
Other payable and accrued liabilities	4,874,134	7,342,974	(291,915)
Payroll and welfare payables	2,893,230	(590,356)	(597,023)
Amount due from related parties	(561,872)	213,796	348,076
Net cash used in operating activities	(59,347,694)	(109,115,576)	(123,775,478)

Cash flows from financing activities:
Changes in due from subsidiaries	(326,904,897)	53,143,354	212,589,733
Proceeds from short-term bank loans	24,294,636	—	19,900,000
Repayments of long-term bank loans	—	(13,250,000)	(110,311,908)
Proceeds from long-term bank loans	—	3,178,000	100,440,000
Proceeds from other long-term debts	603,179,617	200,000,000	300,000,000
Repayment of other long-term debts	(201,002,731)	—	(413,300,000)
Purchase of treasury shares	(14,058,280)	(19,846,720)	(26,080,876)
Dividends to shareholders	(26,090,734)	(25,739,147)	(19,647,356)
Payment of financing cost	(26,952,084)	(4,082,815)	(2,075,789)
Purchase of shares under RSU plan	—	(7,797,949)	(2,920,216)
Proceeds from exercise of stock options	6,111,912	1,390,666	166,480

Net cash provided by financing activities	38,577,439	186,995,389	58,760,068

Net (decrease)/increase in cash and cash equivalents	(20,770,255)	77,879,813	(65,015,410)
Cash and cash equivalents, at the beginning of the year	36,497,233	15,726,978	93,606,791

Cash and cash equivalents, at end of the period	15,726,978	93,606,791	28,591,381

(a)         Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investment-Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)         Related party transactions

As of December 31, 2018 and 2019, the Company had US$551,155,875 and US$338,566,142 due from its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2018 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2019, the Company has US$116,656,089 (2018: US$116,656,089) including accrued interest of US$67,554,210 (2018: US$67,554,210), due from XIN Development under this loan facility.

(c)         Commitments

Except for those disclosed in the Company’s condensed financial information, the Company does not have significant commitments or long-term obligations as of the period end presented.